Net interest income (Tables)	12 Months Ended
Sep. 30, 2018
Net interest income
Schedule of interest income and expense

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Interest income
Cash and balances with central banks	325	241	260	300	216
Receivables due from other financial institutions	108	110	100	102	85
Net ineffectiveness on qualifying hedges	(18)	(22)	12	(22)	(13)
Trading securities and financial assets designated at fair value	542	558	645	499	505
Available-for-sale securities	1,914	1,795	1,808	1,743	1,613
Loans	29,621	28,504	28,953	25,801	24,577
Regulatory deposits with central banks overseas	23	17	13	23	17
Due from subsidiaries	-	-	-	4,328	3,838
Other interest income	56	29	31	56	27

Total interest income	32,571	31,232	31,822	32,830	30,865

Interest expense
Payables due to other financial institutions	(319)	(279)	(345)	(314)	(278)
Deposits and other borrowings	(9,021)	(8,868)	(9,369)	(7,817)	(7,680)
Trading liabilities	(959)	(2,065)	(2,520)	(754)	(1,646)
Debt issues	(4,480)	(3,585)	(3,737)	(3,958)	(3,034)
Due to subsidiaries	-	-	-	(4,851)	(4,211)
Loan capital	(774)	(693)	(589)	(774)	(693)
Bank levy	(378)	(95)	-	(378)	(95)
Other interest expense	(135)	(131)	(114)	(131)	(128)

Total interest expense	(16,066)	(15,716)	(16,674)	(18,977)	(17,765)

Net interest income	16,505	15,516	15,148	13,853	13,100

Schedule of interest income and expense related to financial instruments not measured at fair value through income statement
	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Interest income	31,934	30,555	30,941	32,240	30,232
Interest expense	14,070	12,673	13,101	17,217	15,205